Investment Objectives and Goals	Dec. 31, 2023
Lazard US Equity Concentrated Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Equity Concentrated Portfolio
Lazard US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard US Small Cap Equity Select Portfolio